UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21888
Oppenheimer Institutional Money Market Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: May 31
Date of reporting period: 11/30/2009

Item 1. Reports to Stockholders.

November 30, 2009

Oppenheimer

Institutional Money Market Fund

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

SEMIANNUAL REPORT

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

NOTES
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s investment strategy, allocations, and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, or calling us at 1.800.645.2028. Read the prospectus, and if available, the Fund’s summary prospectus carefully before investing.
8 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended November 30, 2009.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
9 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FUND EXPENSES Continued

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	June 1, 2009	November 30, 2009	November 30, 2009

Actual
Class E	$1,000.00	$1,001.80	$0.65
Class L	1,000.00	1,001.60	0.85
Class P	1,000.00	1,001.30	1.15

Hypothetical (5% return before expenses)
Class E	1,000.00	1,024.42	0.66
Class L	1,000.00	1,024.22	0.86
Class P	1,000.00	1,023.92	1.17
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended November 30, 2009 are as follows:

Class	Expense Ratios

Class E	0.13%
Class L	0.17
Class P	0.23
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Distributor that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
10 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS November 30, 2009 / Unaudited

	Principal
	Amount	Value

Certificates of Deposit—28.3%
Yankee Certificates of Deposit—28.3%
Bank of Montreal, Chicago:
0.25%, 12/10/09	$45,000,000	$45,000,000
0.25%, 12/15/09	26,000,000	26,000,000
Bank of Nova Scotia:
0.19%, 12/7/09	100,000,000	100,000,000
0.20%, 1/22/10	50,000,000	50,000,000
0.20%, 1/27/10	75,000,000	75,000,000
0.21%, 12/30/09	50,000,000	50,000,000
BNP Paribas, New York:
0.27%, 1/21/10	100,000,000	100,000,000
0.27%, 1/22/10	50,000,000	50,000,000
0.27%, 1/25/10	50,000,000	50,000,000
0.27%, 2/11/10	48,000,000	48,000,000
0.29%, 1/8/10	100,000,000	100,000,000
Calyon, New York:
0.17%, 12/18/09	34,000,000	34,000,000
0.17%, 1/4/10	100,000,000	100,000,000
0.19%, 12/17/09	50,000,000	50,000,000
National Australia Bank, New York:
0.22%, 2/3/10	57,000,000	57,000,000
0.35%, 1/7/10	66,000,000	66,000,000
0.36%, 1/4/10	70,000,000	70,000,000
0.37%, 12/1/09	100,000,000	100,000,000
Nordea Bank Finland plc, New York:
0.25%, 1/13/10	100,000,000	100,000,000
0.25%, 1/15/10	100,000,000	100,000,000
0.26%, 1/14/10	100,000,000	100,000,000
Rabobank Nederland NV, New York:
0.279%, 5/4/10[1]	27,000,000	27,000,000
0.55%, 10/22/10	29,000,000	29,000,000
0.65%, 2/18/10	24,000,000	24,000,000
0.72%, 7/26/10	65,000,000	65,000,000
0.80%, 8/9/10	50,000,000	50,000,000
0.90%, 6/21/10	15,000,000	15,000,000
0.90%, 6/25/10	26,000,000	26,000,000
0.95%, 6/23/10	19,500,000	19,500,000
1.05%, 4/30/10	84,500,000	84,692,399
1.52%, 3/19/10	55,000,000	55,167,300
Royal Bank of Canada, 0.28%, 3/26/10	50,000,000	50,000,000
Societe Generale, New York:
0.215%, 12/3/09	50,000,000	50,000,000
0.215%, 12/8/09	100,000,000	100,000,000
0.215%, 12/9/09	60,000,000	60,000,000
0.22%, 1/26/10	63,800,000	63,800,000
0.23%, 1/21/10	25,500,000	25,500,000
Toronto Dominion Bank, New York:
0.30%, 3/10/10	45,000,000	45,000,000
0.65%, 2/12/10	50,000,000	50,000,000

Total Certificates of Deposit (Cost $2,310,659,699)		2,310,659,699

Direct Bank Obligations—16.8%
Bank of Nova Scotia, 0.22%, 12/8/09	108,100,000	108,095,271
CBA (Delaware) Finance:
0.19%, 12/24/09	76,500,000	76,490,714
0.20%, 2/12/10	3,500,000	3,498,581
0.21%, 1/8/10	49,000,000	48,989,138
0.24%, 12/4/09	50,000,000	49,998,667
0.265%, 1/22/10	61,095,000	61,071,614
Danske Corp.:
0.17%, 12/21/09[2]	150,000,000	149,984,167
0.17%, 1/22/10[2]	36,750,000	36,740,976
0.18%, 12/10/09[2]	50,000,000	49,997,750
Deutsche Bank AG, Grand Cayman, 0.07%, 12/1/09	150,000,000	150,000,000
Intesa Funding LLC, 0.18%, 12/23/09	42,325,000	42,320,344
JPMorgan Chase Bank NA, Nassau, 0.10%, 12/1/09	292,000,000	292,000,000
National Australia Funding (Delaware), Inc.:
0.15%, 12/7/09[2]	49,000,000	48,998,775
0.20%, 1/27/10[2]	7,461,000	7,458,637
0.30%, 12/2/09[2]	6,800,000	6,799,943
0.30%, 1/5/10[2]	20,000,000	19,994,167
F1 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Direct Bank Obligations Continued
Nordea North America, Inc.:
0.18%, 1/19/10	$46,000,000	$45,987,750
0.18%, 2/24/10	20,000,000	19,991,500
0.23%, 1/28/10	11,500,000	11,495,739
Societe Generale:
0.20%, 1/15/10	23,200,000	23,194,200
0.215%, 1/20/10	3,200,000	3,199,044
Westpac Banking Corp.:
0.175%, 1/11/10[2]	67,500,000	67,486,547
0.20%, 2/11/10[2]	50,000,000	49,980,000

Total Direct Bank Obligations (Cost $1,373,773,524)		1,373,773,524

Banker’s Acceptances—0.6%
Toronto Dominion Bank, New York, 1.40%, 3/5/10 (Cost $50,000,000)	50,000,000	50,000,000

Short-Term Notes—46.8%
Capital Markets—0.1%
BNP Paribas, 0.22%, 3/25/10	8,100,000	8,094,355
Diversified Financial Services—3.3%
General Electric Capital Services:
0.20%, 1/20/10	50,000,000	49,986,111
0.20%, 2/26/10	8,700,000	8,695,795
0.22%, 1/27/10	100,000,000	99,965,167
0.22%, 1/28/10	107,600,000	107,561,862

		266,208,935

Food Products—2.9%
Nestle Capital Corp.:
0.50%, 3/15/10[2]	178,200,000	177,924,328
0.51%, 3/16/10[2]	61,500,000	61,407,790

		239,332,118

Leasing & Factoring—3.0%
Toyota Motor Credit Corp.:
0.26%, 12/2/09	80,000,000	79,999,422
0.26%, 12/3/09	43,000,000	42,999,379
0.26%, 12/4/09	125,000,000	124,997,292

		247,996,093

Municipal—6.1%
Berks Cnty. Industrial Development Revenue Bonds, Lebanon Valley Mall Project, 0.30%, 12/2/09[1]	3,430,000	3,430,000
Bloomingdale Life Time Fitness LLC Revenue Bonds, Series 2000, 0.80%, 12/1/09[1]	6,450,000	6,450,000
Brazos River Cnty., TX Pollution Control Authority Revenue Bonds, TXU Electric Co. Project, Series 2001, 0.32%, 12/1/09[1]	6,190,000	6,190,000
Cape Coral, FL Nts., 0.40%, 12/1/09[1]	18,615,000	18,615,000
Capital Market Access Co. LC Bonds, Carteret Investment Assn. LLC, Series 2008, 0.30%, 12/1/09[1]	7,560,000	7,560,000
Capital Market Access Co. LC Bonds, HST Building Investment LLC Project, Series 2008, 0.30%, 12/1/09[1]	6,425,000	6,425,000
Carenet Health Systems & Service, Inc. Nts., Series 1999, 0.30%, 12/1/09[1]	4,450,000	4,450,000
Charlotte, NC Certificates of Participation, NASCAR Hall of Fame Facilities, Series 09D, 0.30%, 12/1/09[1]	25,000,000	25,000,000
F2 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Principal
	Amount	Value

Municipal Continued
Cobb Cnty., GA Development Authority Revenue Bonds, Presbyterian Village-Austell, Inc., 0.36%, 12/1/09[1]	$3,420,000	$3,420,000
Easton, MD Development Bonds, William Hill Manor Facility, Series 2009B, 0.36%, 12/1/09[1]	4,145,000	4,145,000
Everett Clinic (The), Bonds, Series 2002, 0.34%, 12/1/09[1]	11,400,000	11,400,000
Great Falls Clinic LLP, Series 06, 0.34%, 12/1/09[1]	21,235,000	21,235,000
Las Vegas, NV Economic Development Revenue Bonds, Keep Memory Alive Project, Series 2007B, 0.284%, 12/1/09[1]	5,400,000	5,400,000
Macon-Bibb Cnty. Industrial Development Authority Revenue Bonds, Bass Pro Outdoor World, Series 2005, 1.63%, 12/1/09[1]	21,800,000	21,800,000
Midwestern University Foundation Educational Loan Revenue Bonds, Series 2009A, 0.30%, 12/1/09[1]	10,000,000	10,000,000
Nassau Health Care Corp. Bonds, Series 2009A, 0.29%, 12/1/09[1]	11,500,000	11,500,000
Newport News, VA Economic Development Bonds, Newport News Shipbuilding Project, 0.30%, 12/1/09[1]	3,680,000	3,680,000
OH Higher Education Facilities Commision Bonds, Xavier University 2008 Project, Series A, 0.33%, 12/1/09[1]	20,480,000	20,480,000
Orange Cnty., FL Industrial Development Authority Revenue Bonds, University of Central Florida, Inc., Series 2000B, 0.30%, 12/1/09[1]	4,955,000	4,955,000
Orange County, FL Industrial Development Authority Revenue Bonds, Central Florida YMCA Project, Series 2002A, 0.32%, 12/1/09[1]	3,800,000	3,800,000
Phoenix Civic Improvement Corp. Wastewater System Revenue Bond Anticipation Nts., Sereis 2009, 0.33%, 2/5/10	38,000,000	38,000,000
Phoenix, AZ Civic Improvement Corp. Airport Revenue Bond Anticipation Nts., Series 2008A, 0.35%, 12/16/09[1]	35,000,000	35,000,000
Piedmont, NC Triad Airport Authority Revenue Bonds, Series 2008A, 0.30%, 12/1/09[1]	3,450,000	3,450,000
Private Colleges & Universities Authority Revenue Bonds, Mercer University Project, Series 2006B, 0.33%, 12/1/09[1]	6,825,000	6,825,000
Roanoke Rapids, NC Music & Entertainment District Special Revenue Bonds, Series 2007, 0.30%, 12/1/09[1]	9,600,000	9,600,000
F3 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Municipal Continued
San Bernardino Cnty., CA Certificates of Participation, Series 2008A, 0.30%, 12/1/09[1]	$25,383,000	$25,383,000
SC Jobs-Economic Development Authority Bonds, South Atlantic Canners, Inc., Series 2001, 0.44%, 12/1/09[1]	5,000,000	5,000,000
St. Paul, MN Bonds, River Center Arena Project, Series 2009A, 0.25%, 12/1/09[1]	18,500,000	18,500,000
St. Paul, MN Port Authority Revenue Refunding Bonds, Series 2009-10CC, 0.29%, 12/1/09[1]	3,000,000	3,000,000
St. Paul, MN Port Authority Revenue Refunding Bonds, Series 2009-12EE, 0.37%, 12/1/09[1]	1,150,000	1,150,000
Tallahassee Orthopedic Center LC Bonds, Series 2004, 0.32%, 12/1/09[1]	4,775,000	4,775,000
Tift Cnty. Development Authority Industrial Development Revenue Bonds, Heatcraft Refrigeration Products, Series 2008B, 0.25%, 12/1/09[1]	6,700,000	6,700,000
Tuscaloosa Cnty., AL Industrial Development Authority Revenue Bonds, Gulf Opportunity Zone Hunt Refining Project, Series 2009, 0.32%, 12/1/09[1]	30,000,000	30,000,000
TX Veterans’ Housing Assistance Program Fund I, Series 05C, 0.30%, 12/1/09[1]	7,350,000	7,350,000
TX Veterans’ Housing Assistance Program Fund I, Series 09C, 0.30%, 12/1/09[1]	11,700,000	11,700,000
TX Veterans’ Housing Assistance Program Fund II, Series 99A-2, 0.27%, 12/1/09[1]	25,200,000	25,200,000
TX Veterans’ Land Board Fund II, Series 2000, 0.35%, 12/1/09[1]	39,960,000	39,960,000
TX Veterans’ Land Board Fund II, Series 2000A, 0.35%, 12/1/09[1]	17,650,000	17,650,000
WA Economic Development Finance Authority Industrial Development Revenue Bonds, Canam Steel Corp. Project, Series 2000D, 0.45%, 12/1/09[1]	4,000,000	4,000,000
Winston-Salem, NC Certificates of Participation, Series 1992, 0.33%, 12/2/09[1]	6,250,000	6,250,000

		499,428,000

Personal Products—0.9%
Procter & Gamble International Funding SCA:
0.285%, 5/7/10[1,2]	25,000,000	25,000,000
0.525%, 2/8/10[1,2]	50,000,000	50,000,000

		75,000,000

Pharmaceuticals—1.8%
Roche Holdings, Inc., 1.262%, 2/25/10[1]	150,000,000	150,000,000
F4 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Principal
	Amount	Value

Receivables Finance—23.6%
Barton Capital Corp.:
0.14%, 12/3/09[2]	$35,000,000	$34,999,494
0.21%, 1/12/10[2]	40,000,000	39,989,267
0.23%, 1/11/10[2]	30,021,000	30,013,136
0.23%, 1/14/10[2]	20,015,000	20,009,374
0.23%, 2/4/10[2]	30,019,000	30,006,534
0.23%, 2/17/10[2]	31,200,000	31,184,452
0.24%, 12/7/09[2]	46,028,000	46,026,159
0.24%, 1/8/10[2]	55,039,000	55,025,057
0.26%, 12/1/09[2]	56,559,000	56,559,000
Chariot Funding LLC:
0.15%, 12/1/09[3]	25,000,000	25,000,000
0.16%, 12/10/09[3]	21,905,000	21,904,124
0.16%, 12/14/09[3]	21,400,000	21,398,764
0.16%, 12/17/09[3]	22,900,000	22,898,372
0.22%, 1/7/10[3]	2,400,000	2,399,457
Crown Point Capital Co.:
0.50%, 1/5/10	48,000,000	47,976,667
0.50%, 1/7/10	31,500,000	31,483,813
0.50%, 1/12/10	40,000,000	39,976,667
Fairway Finance Corp.:
0.14%, 12/1/09[2]	132,254,000	132,254,000
0.22%, 1/22/10[2]	42,896,000	42,881,129
0.23%, 1/19/10[2]	54,724,000	54,706,868
0.23%, 1/20/10[2]	38,417,000	38,404,728
0.24%, 12/14/09[2]	37,437,000	37,433,755
Gemini Securitization Corp.:
0.21%, 2/26/10[2]	69,300,000	69,264,830
0.22%, 2/3/10[2]	9,000,000	8,996,480
0.22%, 2/9/10[2]	61,000,000	60,973,906
0.22%, 2/10/10	35,000,000	34,984,814
0.23%, 1/14/10[2]	43,000,000	42,987,912
0.23%, 1/26/10[2]	50,000,000	49,982,111
0.23%, 1/28/10[2]	25,000,000	24,990,736
0.24%, 12/28/09[2]	50,000,000	49,991,000
0.26%, 12/9/09[2]	33,000,000	32,998,093
Kitty Hawk Funding Corp.:
0.17%, 12/8/09[2]	50,000,000	49,998,347
0.21%, 2/23/10[2]	52,000,000	51,974,520
Lexington Parker Capital Co. LLC:
0.50%, 1/6/10[2]	98,000,000	97,951,000
0.50%, 1/11/10[2]	73,200,000	73,158,317
0.50%, 1/12/10[2]	86,900,000	86,849,308
0.50%, 1/19/10[2]	50,000,000	49,965,972
Old Line Funding Corp., 0.23%, 1/13/10[2]	55,761,000	55,745,681
Park Avenue Receivables Co. LLC:
0.19%, 1/12/10[2]	40,000,000	39,991,133
0.22%, 1/15/10[2]	25,000,000	24,993,125
Ranger Funding Co. LLC, 0.20%, 12/10/09[3]	3,768,000	3,767,812
Thunder Bay Funding LLC:
0.24%, 1/15/10[3]	50,000,000	49,985,000
0.25%, 12/1/09[3]	34,495,000	34,495,000
0.28%, 1/14/10[3]	2,625,000	2,624,102
Yorktown Capital LLC, 0.23%, 2/5/10[2]	67,000,000	66,971,748

		1,926,171,764

Special Purpose Financial—2.8%
Govco, Inc., 0.18%, 12/1/09[2]	190,000,000	190,000,000
Ticonderoga Funding LLC, 0.19%, 12/17/09	34,007,000	34,004,128

		224,004,128

Trading Companies & Distributors—0.3%
Louis Dreyfus Corp., 0.25%, 12/1/09	21,000,000	21,000,000
U.S. Government Obligations—2.0%
Straight-A Funding LLC, Series I:
0.19%, 2/18/10	27,327,000	27,315,606
0.21%, 1/11/10	88,000,000	87,978,953
0.21%, 1/12/10	26,017,000	26,010,626
0.23%, 12/7/09	20,000,000	19,999,233

		161,304,418

Total Short-Term Notes (Cost $3,818,539,811)		3,818,539,811
U.S. Government Agencies—3.2%
Federal Home Loan Bank:
0.50%, 11/23/10	60,000,000	59,991,197
0.50%, 10/28/10-10/29/10[4]	88,000,000	88,000,000
0.81%, 3/12/10[1]	66,000,000	66,000,000
F5 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

U.S. Government Agencies Continued
Federal Home Loan Bank: Continued
0.83%, 3/17/10[1]	$50,000,000	$50,000,000

Total U.S. Government Agencies (Cost $263,991,197)		263,991,197

	Shares

Investment Company—4.3%
Prime Money Market Fund RBC Institutional, Cl. 1 (Cost $350,000,000)	350,000,000	350,000,000
Total Investments, at Value (Cost $8,166,964,231)	100.0%	8,166,964,231
Other Assets
Net of Liabilities	0.0	1,503,482

Net Assets	100.0%	$8,168,467,713

Footnotes to Statement of Investments
Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.
1.	Represents the current interest rate for a variable or increasing rate security.

2.	Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $2,529,050,252, or 30.96% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $184,472,631 or 2.26% of the Fund’s net assets as of November 30, 2009.

4.	Illiquid security. The aggregate value of illiquid securities as of November 30, 2009 was $88,000,000, which represents 1.08% of the Fund’s net assets. See Note 4 of accompanying Notes.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F6 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Valuation Inputs Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of November 30, 2009 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Certificates of Deposit	$—	$2,310,659,699	$—	$2,310,659,699
Direct Bank Obligations	—	1,373,773,524	—	1,373,773,524
Banker’s Acceptances	—	50,000,000	—	50,000,000
Short-Term Notes	—	3,818,539,811	—	3,818,539,811
U.S. Government Agencies	—	263,991,197	—	263,991,197
Investment Company	350,000,000	—	—	350,000,000

Total Assets	$350,000,000	$7,816,964,231	$—	$8,166,964,231

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation techniques, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
November 30, 2009

Assets
Investments, at value (cost $8,166,964,231)—see accompanying statement of investments	$8,166,964,231
Receivables and other assets:
Interest and dividends	3,955,209
Shares of beneficial interest sold	3,809,600
Other	144,204

Total assets	8,174,873,244

Liabilities
Bank overdraft	4,584,812
Payables and other liabilities:
Dividends	1,117,170
Trustees’ compensation	503,551
Transfer and shareholder servicing agent fees	87,426
Shareholder communications	26,756
Distribution and service plan fees	885
Other	84,931

Total liabilities	6,405,531

Net Assets	$8,168,467,713

Composition of Net Assets
Par value of shares of beneficial interest	$8,168,083
Additional paid-in capital	8,159,915,175
Accumulated net investment loss	(107,363)
Accumulated net realized gain on investments	491,818

Net Assets	$8,168,467,713

Net Asset Value Per Share
Net asset value and redemption price per share (based on net assets of $5,784,105,420 and 5,783,782,374 shares of beneficial interest outstanding)	$1.00
Class L Shares:
Net asset value and redemption price per share (based on net assets of $2,372,120,654 and 2,372,075,469 shares of beneficial interest outstanding)	$1.00
Class P Shares:
Net asset value and redemption price per share (based on net assets of $12,241,639 and 12,225,415 shares of beneficial interest)	$1.00
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended November 30, 2009

Investment Income
Interest	$19,110,654
Dividends	127,746

Total investment income	19,238,400

Expenses
Management fees	3,973,956
Distribution and service plan fees—Class P	17,647
Transfer and shareholder servicing agent fees:
Class L	503,655
Class P	3,530
Shareholder communications—Class L	35,676
Insurance expenses	692,692
Trustees’ compensation	125,949
Custodian fees and expenses	57,542
Other	100,781

Total expenses	5,511,428
Less waivers and reimbursements of expenses	(29,206)

Net expenses	5,482,222

Net Investment Income	13,756,178

Net Realized Gain on Investments	7,578

Net Increase in Net Assets Resulting from Operations	$13,763,756

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	November 30, 2009	May 31,
	(Unaudited)	2009

Operations
Net investment income	$13,756,178	$133,793,872
Net realized gain	7,578	484,240

Net increase in net assets resulting from operations	13,763,756	134,278,112

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class E	(10,777,374)	(106,655,335)
Class L	(3,067,203)	(23,965,963)
Class P	(18,971)	(3,152,398)

	(13,863,548)	(133,773,696)

Distributions from net realized gain:
Class E	—	(126,275)
Class L	—	(28,375)
Class P	—	(3,732)

	—	(158,382)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class E	(824,224,451)	911,045,387
Class L	914,167,823	704,572,989
Class P	(5,581,344)	16,867,846

	84,362,028	1,632,486,222

Net Assets
Total increase	84,262,236	1,632,832,256
Beginning of period	8,084,205,477	6,451,373,221

End of period (including accumulated net investment income (loss) of $(107,363) and $7, respectively)	$8,168,467,713	$8,084,205,477

See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Unaudited

	Six Months
	Ended
	November 30, 2009		Year Ended May 31,
Class E	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	— [3]	.02	.05	.03

Dividends and/or distributions to shareholders:
Dividends from net investment income	— [3]	(.02)	(.05)	(.03)
Distributions from net realized gain	—	— [3]	—	—

Total dividends and/or distributions to shareholders	—	(.02)	(.05)	(.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.18%	1.96%	4.69%	3.52%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,784,105	$6,608,401	$5,697,092	$3,963,198

Average net assets (in thousands)	$5,898,626	$5,649,134	$5,462,546	$3,623,302

Ratios to average net assets:[5]
Net investment income	0.36%	1.89%	4.55%	5.25%
Total expenses	0.13%	0.13%	0.11%	0.11%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.13%	0.13%	0.11%	0.11%

1.	For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS Unaudited / Continued

	Six Months
	Ended
	November 30, 2009		Year Ended May 31,
Class L	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	— [3]	.02	.05	.04

Dividends and/or distributions to shareholders:
Dividends from net investment income	— [3]	(.02)	(.05)	(.04)
Distributions from net realized gain	—	— [3]	—	—

Total dividends and/or distributions to shareholders	—	(.02)	(.05)	(.04)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.16%	1.95%	4.69%	3.61%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,372,121	$1,457,981	$753,342	$502

Average net assets (in thousands)	$2,014,061	$1,219,384	$443,323	$68

Ratios to average net assets:[5]
Net investment income	0.30%	1.97%	3.93%	3.62%
Total expenses	0.17%	0.15%	0.12%	0.08%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.17%	0.14%	0.12%	0.08%

1.	For the period from October 3, 2006 (commencement of operations) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

	Six Months
	Ended
	November 30, 2009		Year Ended May 31,
Class P	(Unaudited)	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations—net investment income and net realized gain[2]	— [3]	.02	.05	— [3]

Dividends and/or distributions to shareholders:
Dividends from net investment income	— [3]	(.02)	(.05)	— [3]
Distributions from net realized gain	—	— [3]	—	—

Total dividends and/or distributions to shareholders	—	(.02)	(.05)	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Return[4]	0.13%	1.88%	4.68%	0.15%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,242	$17,823	$939	$10

Average net assets (in thousands)	$14,048	$139,489	$517	$10

Ratios to average net assets:[5]
Net investment income	0.27%	2.26%	3.78%	4.79%
Total expenses	0.62%	0.39%	2.14%	0.10%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.23%	0.18%	0.20%	0.10%

1.	For the period from May 21, 2007 (inception of offering) to May 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Institutional Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek current income and stability of principal. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class E, Class L and Class P shares. Class E and Class L shares are sold at net asset value per share without any initial sales charge. Class E shares are only offered to other Oppenheimer Funds, the Manager and their affiliates. Class P shares will normally be sold at net asset value per share without any initial sales charge and are subject to a distribution and service plan. Class L and Class P shares are offered directly to institutional investors and may only be sold through an investment professional. Brokers or other investment professionals that offer Class L and Class P shares may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific
F14 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies during the period.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended November 30, 2009, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$27,310
Payments Made to Retired Trustees	—
Accumulated Liability as of November 30, 2009	338,706
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s
F15 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually but may be paid at other times to maintain the net asset value per share at $1.00. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive earnings on cash balances maintained by the Fund, at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F16 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended November 30, 2009		Year Ended May 31, 2009
	Shares	Amount	Shares	Amount

Class E
Sold	20,322,797,110	$20,322,797,110	48,263,378,063	$48,263,378,063
Dividends and/or distributions reinvested	1,395,819	1,395,819	13,231,618	13,231,618
Redeemed	(21,148,417,380)	(21,148,417,380)	(47,365,564,294)	(47,365,564,294)

Net increase (decrease)	(824,224,451)	$(824,224,451)	911,045,387	$911,045,387

Class L
Sold	6,684,968,028	$6,684,968,028	12,775,044,167	$12,775,044,167
Dividends and/or distributions reinvested	2,086,068	2,086,068	22,432,482	22,432,482
Redeemed	(5,772,886,273)	(5,772,886,273)	(12,092,903,660)	(12,092,903,660)

Net increase	914,167,823	$914,167,823	704,572,989	$704,572,989

Class P
Sold	11,000,000	$11,000,000	814,942,000	$814,942,000
Dividends and/or distributions reinvested	7,729	7,729	290,736	290,736
Redeemed	(16,589,073)	(16,589,073)	(798,364,890)	(798,364,890)

Net increase (decrease)	(5,581,344)	$(5,581,344)	16,867,846	$16,867,846

3. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate of 0.10%.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. For the six months ended November 30, 2009, the Fund paid $469,648 to OFS for services to the Fund.
Service Plan for Class P Shares. The Fund has adopted a Service Plan (the “Plan”) for Class P shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class P shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class P shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class P shares. Any unreimbursed expenses the Distributor incurs with respect to Class P shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
F17 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Fees and Other Transactions with Affiliates Continued
Waivers and Reimbursements of Expenses. Prior to April 20, 2009, the Manager has agreed to waive its management fees and/or reimburse expenses such that “Expenses after waivers, payments and/or reimbursements and reduction to custodian expenses” will not exceed 0.15% for Class E and Class L shares and 0.20% for Class P shares. Effective April 20, 2009, the Manager has agreed to waive its management fee and/or reimburse expenses such that “Expenses after waivers, payments and/or reimbursements and reduction to custodian expenses” will not exceed 0.15% for Class E shares, 0.19% for Class L shares and 0.24% for Class P shares. For the six months ended November 30, 2009, the Manager reimbursed the Fund $17 for Class E, $1,706 for Class L and $13,371 for Class P. These undertakings are voluntary and may be amended or withdrawn at any time.
     Effective December 31, 2008, the Manager has also voluntarily undertaken to waive management fees and/or reimburse expenses (but not below zero) to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. That undertaking may also be amended or withdrawn at any time.
     OFS had voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. Effective August 1, 2008, OFS voluntarily undertook to limit the Fund’s transfer and shareholder servicing agent fees for all classes to 0.01% of average annual net assets. Effective April 20, 2009, OFS has withdrawn both the voluntary limit on its fees to 0.35% of average annual net assets for all classes and the voluntary limit on its fees to 0.01% of average annual net assets for all classes.
     The distributor has voluntarily undertaken to waive the fees payable under the Service Plan for Class P shares so that those fees are limited to 0.05% of the average net assets for Class P shares of the Fund. For the six months ended November 30, 2009, the Distributor waived $14,112 for Class P shares. That undertaking may also be amended or withdrawn at any time.
4. Illiquid Securities
As of November 30, 2009, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
5. Temporary Guarantee Program for Money Market Funds
The Fund’s Board of Trustees elected for the Fund to participate in the Temporary Guarantee Program for Money Market Funds (the “Program”) established by the U.S. Treasury Department. The Treasury Department accepted the Fund’s application to participate in the Program and entered into a Guarantee Agreement with the Fund
F18 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

dated as of September 19, 2008. The Fund also notified the Treasury Department of its intent to continue its participation in the Program through September 18, 2009. The Program could not be extended beyond September 18, 2009.
     Under the Program, shareholders of the Fund as of the close of business on September 19, 2008 were guaranteed against loss in the event that the Fund’s net asset value fell below $0.995. The Program applied only to shareholders of record as of the close of business on September 19, 2008. The number of shares covered by the program was the lesser of (a) the number of shares of the Fund owned by the shareholder on September 19, 2008 or (b) the number of shares owned by the shareholder on the date the Fund’s net asset value fell below $0.995. If the number of shares of the Fund a shareholder held after September 19, 2008 fluctuated during the Program period due to purchases or redemptions of shares, any shares in excess of the amount held as of the close of business on September 19, 2008 would not have been covered.
     The Fund paid a fee to participate in the Program’s initial term in the amount equal to 0.01% of the Fund’s net assets as of the close of business on September 19, 2008. The Fund paid a fee to continue its participation in the Program through April 30, 2009 in the amount of 0.015% of the Fund’s net assets as of the close of business on September 19, 2008. The Fund paid an additional fee to continue its participation in the Program through September 18, 2009 in the amount of 0.015% of the Fund’s net assets as of the close of business on September 19, 2008. Fees paid by the Fund to participate in the Program are shown as “Insurance expense” on the Statement of Operations.
6. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 15, 2010, the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
7. Pending Litigation
During 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not against the Fund). The lawsuits naming the Defendant Funds also name certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits against the Defendant Funds raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
F19 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
     A lawsuit has been brought in state court against the Manager, the Distributor and another subsidiary of the Manager (but not against the Fund), on behalf of the Oregon College Savings Plan Trust, and other lawsuits have been brought in state court against the Manager and that subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. All of these lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. An agreement in principal has been reached to settle the lawsuit on behalf of the Oregon College Savings Plan Trust.
     Other lawsuits have been filed in 2008 and 2009 in various state and federal courts, by investors who made investments through an affiliate of the Manager, against the Manager and certain of its affiliates. Those lawsuits relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”) and allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and intends to defend them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits vigorously on behalf of those Funds, their boards and the Trustees named in those suits. While it is premature to render any opinion as to the likelihood of an outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer Funds.
F20 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality, and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that
11 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Carol Wolf, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other institutional money market funds. The Board noted that the Fund’s one-year and since inception performance was better than its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other institutional money market funds with comparable asset levels and distribution features. The Board noted that effective April 20, 2009, the Manager has agreed to waive its management fee and/or reimburse expenses such that “Expenses after waivers, payments and/or reimbursements and reduction to custodian expenses” will not exceed 0.15% for Class E shares, 0.19% or Class L shares and 0.24% for Class P shares. Effective December 31, 2008, the Manager has also voluntarily undertaken to waive management fees and/or reimburse expenses (but not below zero) to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. These undertakings are voluntary and may be amended or withdrawn at any time. The Board noted that the Fund’s contractual and actual management fees and total expenses were lower than its peer group median.
12 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

     Economies of Scale. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund’s shareholders at the current level of Fund assets in relation to its management fee.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
13 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the
Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP
(225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
14 | OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2009, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.
(2) Exhibits attached hereto.
(3) Not applicable.
(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Institutional Money Market Fund

By:	/s/ William F. Glavin William F. Glavin
Principal Executive Officer
Date: 01/06/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin William F. Glavin
Principal Executive Officer
Date: 01/06/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer
Date: 01/06/2010